Trade and other receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Revenue from performance obligations satisfied or partially satisfied in previous periods	€ 23.5	€ 21.5
Current Trade Receivables, Reduction in Trade Terms	222.2	231.4
Current trade payables, relating to trade terms	(112.4)	(75.5)
Total trade terms liabilities	(334.6)	(306.9)
Current assets
Trade receivables	282.9	208.3
Prepayments and accrued income	15.0	16.0
Other receivables	36.2	39.1
Total current trade and other receivables	334.1	263.4
Non-current assets
Other non-current assets	8.6	7.1
Total non-current trade and other receivables	8.6	7.1
Total trade and other receivables	€ 342.7	€ 270.5